Other Investments (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Collaboration Agreements
Other investments	kr 228	kr 134
Fund investments
Collaboration Agreements
Other investments	176	87
Privately held equity securities
Collaboration Agreements
Other investments	14
Parent Company | Reportable Legal Entities
Collaboration Agreements
Other investments	179	87
Parent Company | Reportable Legal Entities | Fund investments
Collaboration Agreements
Other investments	165	kr 87
Parent Company | Reportable Legal Entities | Privately held equity securities
Collaboration Agreements
Other investments	kr 14